Note 7 - Bank Premises, Furniture, Fixtures and Equipment	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]

Note 7. Bank Premises, Furniture, Fixtures and Equipment

(in thousands)

Bank premises, furniture, fixtures and equipment consist of the following at December 31, 2023 and December 31, 2022:

	2023	2022
Land and buildings	$35,304	$35,120
Furniture, fixtures and equipment	7,921	8,522
	43,225	43,642
Less accumulated depreciation	16,152	15,937

Total	$27,073	$27,705

Depreciation expense for the years ended December 31, 2023, 2022 and 2021, respectively, was $1,328, $1,166, and $1,064.

The Company leases certain premises and equipment under operating leases. At December 31, 2023, the Company had lease liabilities and right-of-use (“ROU”) assets totaling $490 related to these leases. Lease liabilities and ROU assets are reflected in other liabilities and other assets, respectively. For the year ended December 31, 2023, the weighted average remaining lease term for operating leases was 4.2 years and the weighted average discount rate used in the measurement of operating lease liabilities was 1.45%.

Lease costs for the twelve months ended December 31 were:

	December 31, 2023	December 31, 2022
(in thousands)
Operating lease cost	$163	$144
	$163	$144

There were no sale and leaseback transactions, leverage leases or lease transactions with related parties during the year ended December 31, 2023 and 2022.

A maturity analysis of operating lease liabilities and reconciliation of the undiscounted cash flows to the total operating lease liability is as follows:

December 31, 2023

Lease payments due:
Within one year	$124
After one year but within two years	$124
After two years but within three years	124
After three year but within four years	124
After four years but within five years	30
After five years	-
Total undiscounted cash flows	525
Discount on cash flows	(35)
Total lease liability	$490